Consolidated Statements of Income (Loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Revenue and other income
Revenue from collaboration and licensing agreements	€ 56,155	€ 68,974	[1]	€ 79,892
Government financing for research expenditures	13,618	16,840	[1]	14,060
Sales	678	0	[1]	0
Total revenue and other income	70,451	85,814	[1]	93,952
Operating expenses
Research and development expenses	(58,613)	(78,844)	[1]	(69,555)
Selling, general and administrative expenses	(31,246)	(25,803)	[1]	(18,142)
Impairment of intangible assets	(43,529)	0	[1]	0
Total operating expenses	(133,388)	(104,647)	[1]	(87,697)
Net income (loss) from distribution agreements	861	(8,219)	[1]	(1,109)
Operating income (loss)	(62,076)	(27,052)	[1]	5,146
Financial income	4,855	11,269	[1]	6,002
Financial expenses	(6,763)	(4,976)	[1]	(8,429)
Net financial income (loss)	(1,908)	6,293	[1]	(2,427)
Net income (loss) before tax	(63,984)	(20,759)	[1]	2,718
Income tax expense	0	0	[1]	333
Net income (loss)	€ (63,984)	€ (20,759)	[2]	€ 3,049
Basic income (loss) per share (in EUR per share)	€ (0.81)	€ (0.31)	[1]	€ 0.05
Diluted income (loss) per share (in EUR per share)	€ (0.81)	€ (0.31)	[1]	€ 0.05

[1]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the year ended December 31, 2018 has not been restated. See Note 2.f for more details on the impact of the transition.
[2]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the year ended December 31, 2018 has not been restated. See Note 2.f for more details on the impact of the transition.